Current and Non-Current Distinction - Summary of Current and Non-Current Distinction (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Assets:
Call loans and bills bought	¥ 1,965,135	¥ 2,553,468
Reverse repurchase agreements and cash collateral on securities borrowed	11,303,930	11,738,072
Financial assets at fair value through profit or loss	1,695,585	1,744,848
Investment securities:
Debt instruments at amortized cost	83,954	72,015
Debt instruments at fair value through other comprehensive income	28,066,966	26,392,635
Equity instruments at fair value through other comprehensive income	4,598,485	4,586,811
Loans and advances	104,635,815	97,714,938
Other financial assets	5,309,839	4,250,454
Liabilities:
Deposits	162,593,492	155,493,654
Call money and bills sold	1,130,000	1,368,515
Repurchase agreements and cash collateral on securities lent	20,113,162	18,509,906
Financial liabilities designated at fair value through profit or loss	455,734	239,519
Borrowings	20,584,651	19,423,355
Debt securities in issue	11,428,437	11,228,600
Other financial liabilities	7,809,677	8,417,048
Not later than one year [member]
Assets:
Call loans and bills bought	1,885,039	2,455,982
Reverse repurchase agreements and cash collateral on securities borrowed	11,265,507	11,666,696
Financial assets at fair value through profit or loss	4,589	1,905
Investment securities:
Debt instruments at amortized cost	31,921	36,133
Debt instruments at fair value through other comprehensive income	10,533,166	8,247,653
Equity instruments at fair value through other comprehensive income
Loans and advances	38,073,404	35,544,062
Other financial assets	5,009,619	4,076,649
Liabilities:
Deposits	158,876,649	151,262,640
Call money and bills sold	1,084,723	1,368,515
Repurchase agreements and cash collateral on securities lent	20,021,309	18,446,671
Financial liabilities designated at fair value through profit or loss	117,783	97,768
Borrowings	9,069,845	7,911,265
Debt securities in issue	3,711,213	3,533,310
Other financial liabilities	7,715,499	8,412,259
More than twelve months [Member]
Assets:
Call loans and bills bought	80,096	97,486
Reverse repurchase agreements and cash collateral on securities borrowed	38,423	71,376
Financial assets at fair value through profit or loss	1,690,996	1,742,943
Investment securities:
Debt instruments at amortized cost	52,033	35,882
Debt instruments at fair value through other comprehensive income	17,533,800	18,144,982
Equity instruments at fair value through other comprehensive income	4,598,485	4,586,811
Loans and advances	66,562,411	62,170,876
Other financial assets	300,220	173,805
Liabilities:
Deposits	3,716,843	4,231,014
Call money and bills sold	45,277
Repurchase agreements and cash collateral on securities lent	91,853	63,235
Financial liabilities designated at fair value through profit or loss	337,951	141,751
Borrowings	11,514,806	11,512,090
Debt securities in issue	7,717,224	7,695,290
Other financial liabilities	¥ 94,178	¥ 4,789